COMMITMENTS, CONTINGENCIES AND GUARANTEES - Guarantees (Details) - Contingent financial obligation - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Guarantees
Potential Exposure	$ 566	$ 597
Carrying Value	30	37
Northern Courier pipeline
Guarantees
Potential Exposure	300	300
Carrying Value	26	27
Sur de Texas
Guarantees
Potential Exposure	100	109
Carrying Value	0	0
Bruce Power
Guarantees
Potential Exposure	88	88
Carrying Value	0	0
Other jointly-owned entities
Guarantees
Potential Exposure	78	100
Carrying Value	$ 4	$ 10